UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   24-Oct-02

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          110

Form 13F Information Table Value Total:      $98,320

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      189 1720.930 SH       SOLE                                   1720.930
                                                                11  100.000 SH       DEFINED 0001091923                      100.000
AFLAC Inc.                     COM              001055102     3679 119874.204SH      SOLE                 1725.000        118149.204
                                                               107 3490.000 SH       DEFINED 0001091923                     3490.000
Abbott Laboratories            COM              002824100      384 9500.000 SH       SOLE                                   9500.000
                                                                77 1900.000 SH       DEFINED 0001091923                     1900.000
Amerada Hess Corp.             COM              023551104     1690 24900.000SH       SOLE                  890.000         24010.000
                                                               100 1480.000 SH       DEFINED 0001091923                     1480.000
American Express Co.           COM              025816109     2197 70462.314SH       SOLE                 1520.000         68942.314
                                                                54 1730.000 SH       DEFINED 0001091923                     1730.000
American Intl Grp.             COM              026874107      335 6129.000 SH       SOLE                                   6129.000
                                                                80 1459.000 SH       DEFINED 0001091923                     1459.000
Amgen                          COM              031162100      432 10350.000SH       SOLE                                  10350.000
                                                                21  500.000 SH       DEFINED 0001091923                      500.000
Anheuser-Busch Co.             COM              035229103     3642 71980.000SH       SOLE                 1460.000         70520.000
                                                               169 3335.000 SH       DEFINED 0001091923                     3335.000
Auto Data Processing           COM              053015103      499 14350.000SH       SOLE                                  14350.000
                                                                28  800.000 SH       DEFINED 0001091923                      800.000
Bank New York, Inc.            COM              064057102     2262 78695.698SH       SOLE                 1920.000         76775.698
                                                                26  900.000 SH       DEFINED 0001091923                      900.000
Bank of America Corp.          COM              060505104      208 3259.000 SH       SOLE                                   3259.000
                                                              1468 23016.000SH       DEFINED 0001091923                    23016.000
Bellsouth Corp.	               COM              079860102      245 13324.659SH       SOLE                                  13324.659
                                                                33 1800.000 SH       DEFINED 0001091923                     1800.000
Block (H. & R.)                COM              093671105     2237 53255.000SH       SOLE                 1125.000         52130.000
                                                                24  575.000 SH       DEFINED 0001091923                      575.000
Cintas Corp.	               COM              172908105      837 19975.000SH       SOLE                                  19975.000
                                                                67 1600.000 SH       DEFINED 0001091923                     1600.000
Coca Cola Company              COM              191216100      324 6754.305 SH       SOLE                                   6754.305
                                                               201 4200.000 SH       DEFINED 0001091923                     4200.000
Colgate Palmolive              COM              194162103     3882 71956.520SH       SOLE                 1250.000         70706.520
                                                               161 2990.000 SH       DEFINED 0001091923                     2990.000
Disney (Walt) Holding Co.      COM              254687106      158 10451.830SH       SOLE                                  10451.830
                                                                60 3980.000 SH       DEFINED 0001091923                     3980.000
Emerson Electric Company       COM              291011104      398 9050.000 SH       SOLE                                   9050.000
                                                                26  600.000 SH       DEFINED 0001091923                      600.000
Exxon Mobil Corp.	       COM              30231G102      535 16766.000SH       SOLE                                  16766.000
                                                               438 13728.000SH       DEFINED 0001091923                    13728.000
First Data                     COM              319963104      790 28250.000SH       SOLE                                  28250.000
                                                                23  832.000 SH       DEFINED 0001091923                      832.000
Franklin Resources, Inc.       COM              354613101     1918 61662.347SH       SOLE                 1265.000         60397.347
                                                                56 1810.000 SH       DEFINED 0001091923                     1810.000
General Electric Co.           COM              369604103     4154 168508.311SH      SOLE                 2300.000        166208.311
                                                               407 16505.000SH       DEFINED 0001091923                    16505.000
GlaxoSmithKline ADR            COM              37733W105      699 18200.000SH       SOLE                                  18200.000
                                                               118 3076.000 SH       DEFINED 0001091923                     3076.000
Home Depot                     COM              437076102      418 16000.000SH       SOLE                                  16000.000
                                                               278 10670.000SH       DEFINED 0001091923                    10670.000
IBM Corp.                      COM              459200101      269 4607.346 SH       SOLE                                   4607.346
                                                               109 1875.000 SH       DEFINED 0001091923                     1875.000
ING Prime Rate Trust           COM              44977W106       59 10000.000SH       SOLE                                  10000.000
Intel Corp                     COM              458140100     1788 128717.779SH      SOLE                 3445.000        125272.779
                                                                45 3245.000 SH       DEFINED 0001091923                     3245.000
Intuit, Inc.                   COM              461202103     2185 47990.000SH       SOLE                 1115.000         46875.000
                                                                18  400.000 SH       DEFINED 0001091923                      400.000
Jefferson Pilot Corp.          COM              475070108     2855 71192.395SH       SOLE                 1660.000         69532.395
                                                                80 2000.000 SH       DEFINED 0001091923                     2000.000
Johnson & Johnson              COM              478160104      260 4810.000 SH       SOLE                                   4810.000
                                                                 5  100.000 SH       DEFINED 0001091923                      100.000
Kimberly Clark Corp            COM              494368103     2571 45400.242SH       SOLE                  850.000         44550.242
                                                               127 2250.000 SH       DEFINED 0001091923                     2250.000
Kraft Foods, Inc.              COM              50075N104     2713 74410.331SH       SOLE                 1560.000         72850.331
                                                               126 3450.000 SH       DEFINED 0001091923                     3450.000
Marriott Intl Inc New CL A     COM              571903202      297 10237.000SH       SOLE                                  10237.000
McGraw-Hill Inc.               COM              580645109     4208 68739.724SH       SOLE                 1375.000         67364.724
                                                               126 2055.000 SH       DEFINED 0001091923                     2055.000
McKesson HBOC, Inc.            COM              58155Q103     2224 78486.000SH       SOLE                 1590.000         76896.000
                                                                13  450.000 SH       DEFINED 0001091923                      450.000
Medtronic Inc.                 COM              585055106      290 6888.000 SH       SOLE                                   6888.000
                                                                42 1000.000 SH       DEFINED 0001091923                     1000.000
Merck & Co.                    COM              589331107     1159 25348.830SH       SOLE                  295.000         25053.830
                                                                10  225.000 SH       DEFINED 0001091923                      225.000
Microsoft Corp.                COM              594918104     2509 57353.000SH       SOLE                 1150.000         56203.000
                                                                40  925.000 SH       DEFINED 0001091923                      925.000
PepsiCo Inc.                   COM              713448108     2451 66343.269SH       SOLE                 1400.000         64943.269
                                                               422 11425.000SH       DEFINED 0001091923                    11425.000
Pfizer Inc.                    COM              717081103     4113 141739.500SH      SOLE                 3085.000        138654.500
                                                               384 13235.000SH       DEFINED 0001091923                    13235.000
Pitney-Bowes Inc.              COM              724479100      387 12700.000SH       SOLE                                  12700.000
                                                                55 1800.000 SH       DEFINED 0001091923                     1800.000
Procter & Gamble Co.           COM              742718109     1270 14205.000SH       SOLE                                  14205.000
                                                                72  800.000 SH       DEFINED 0001091923                      800.000
SBC Communications             COM              78387g103     1226 60973.616SH       SOLE                 1435.000         59538.616
                                                               109 5400.000 SH       DEFINED 0001091923                     5400.000
Schlumberger Ltd.              COM              806857108     2267 58950.654SH       SOLE                 1255.000         57695.654
                                                                57 1495.000 SH       DEFINED 0001091923                     1495.000
Southern Company               COM              842587107     3356 116599.541SH      SOLE                 2165.000        114434.541
                                                               293 10165.000SH       DEFINED 0001091923                    10165.000
Stryker Corp.                  COM              863667101     5370 93224.000SH       SOLE                 1360.000         91864.000
                                                               160 2775.000 SH       DEFINED 0001091923                     2775.000
Symbol Technologies Inc.       COM              871508107     1819 237200.000SH      SOLE                 7000.000        230200.000
Telefonos De Mexico SA ADR Rep COM              879403780      389 13810.000SH       SOLE                  450.000         13360.000
                                                                 6  200.000 SH       DEFINED 0001091923                      200.000
Texas Instruments Inc.         COM              882508104      351 23794.147SH       SOLE                  700.000         23094.147
                                                                 6  440.000 SH       DEFINED 0001091923                      440.000
Tidewater, Inc.                COM              886423102     1619 59980.703SH       SOLE                 1670.000         58310.703
                                                                59 2195.000 SH       DEFINED 0001091923                     2195.000
Transocean Sedco Forex, Inc.   COM              G90078109      937 45065.045SH       SOLE                 1350.000         43715.045
                                                                25 1185.000 SH       DEFINED 0001091923                     1185.000
Unizan Financial Corp.         COM              91528W101      280 14603.000SH       SOLE                                  14603.000
Verizon Communications         COM              92343V104      473 17236.000SH       SOLE                                  17236.000
                                                                89 3230.000 SH       DEFINED 0001091923                     3230.000
Vishay Intertechnology         COM              928298108      838 95175.000SH       SOLE                 2625.000         92550.000
                                                                16 1800.000 SH       DEFINED 0001091923                     1800.000
Wachovia Corp New              COM              929903102       36 1100.000 SH       SOLE                                   1100.000
                                                               242 7412.000 SH       DEFINED 0001091923                     7412.000
Wal Mart Stores Inc.           COM              931142103     6136 124622.885SH      SOLE                 2085.000        122537.885
                                                               165 3360.000 SH       DEFINED 0001091923                     3360.000
Walgreen Company               COM              931422109     2370 77041.000SH       SOLE                 1680.000         75361.000
                                                               199 6470.000 SH       DEFINED 0001091923                     6470.000